Exhibit 99.3

Exception Grades
Run Date - 5/18/2020 9:51:18 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory
210051888	[Redacted]					Credit	Income / Employment	Income Documentation
210051893	[Redacted]					Credit	Loan Package Documentation	Application / Processing
210051898	[Redacted]					Property	Property - Appraisal	Appraisal Documentation
210051892	[Redacted]					Credit	Loan Package Documentation	Closing / Title
210051898	[Redacted]					Credit	Asset	Asset Documentation
210051907	[Redacted]					Property	Appraisal Reconciliation	Value Discrepancy
210051893	[Redacted]					Credit	Asset	Asset Documentation
210051892	[Redacted]					Credit	Collateral	Missing/Incorrect
210051897	[Redacted]					Credit	Income / Employment	Income Documentation
210051890	[Redacted]					Credit	Income / Employment	Income Documentation
210051895	[Redacted]					Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility
210051893	[Redacted]					Credit	Income / Employment	Income Documentation
210051885	[Redacted]					Property	Property - Appraisal	General Appraisal Requirements
210225161	[Redacted]					Credit	Missing Document	General
210225003	[Redacted]					Credit	Property - Appraisal	Appraisal Documentation
210051898	[Redacted]					Property	Appraisal Reconciliation	Value Discrepancy
210225012	[Redacted]					Credit	Credit	Credit Documentation
210225021	[Redacted]					Credit	Guideline	Guideline Issue
210225024	[Redacted]					Credit	Credit	Credit Documentation
210225026	[Redacted]					Credit	Missing Document	General
210225075	[Redacted]					Credit	Credit	Credit Documentation
210225171	[Redacted]					Credit	Credit	Credit Documentation
210225028	[Redacted]					Credit	Collateral	Missing/Incorrect
210225028	[Redacted]					Credit	Income / Employment	Income Documentation
210225076	[Redacted]					Credit	Hazard Insurance	Insufficient Coverage
210224985	[Redacted]					Credit	Credit	Public Records
210224985	[Redacted]					Credit	Credit	Miscellaneous
210224985	[Redacted]					Credit	Credit	Credit Documentation
210224985	[Redacted]					Credit	Missing Document	General
210225075	[Redacted]					Credit	Credit	Credit Documentation
210224985	[Redacted]					Credit	Document Inventory	General
210225004	[Redacted]					Credit	Document Inventory	General
210051892	[Redacted]					Credit	Credit	Miscellaneous
210051892	[Redacted]					Credit	Income / Employment	Income Documentation
210224985	[Redacted]					Property	Property - Appraisal	Appraisal Documentation
210224985	[Redacted]					Credit	Credit	Miscellaneous
210051906	[Redacted]					Credit	Credit	Credit Documentation
210051906	[Redacted]					Credit	Document Inventory	General
210224986	[Redacted]					Credit	Missing Document	General
210224986	[Redacted]					Credit	Missing Document	General

AMC Loan ID	Exception	Exception Detail	Exception Information	Compensating Factors
210051888	Income Docs Missing:	-
210051893	HOA Error: HOA dues not provided.		Payment History not provided.
210051898	Loan is to go in a securitization and secondary valuation does not support the appraised value within a 10% tolerance. The lower value was not used to calculate LTV.		Desk Review value is less than Appraised value by at least 10%
210051892	Missing Lien(s) negatively impacting title		Federal tax lien being paid off at closing per final HUD
210051898	Guideline Issue: Insufficient asset documentation.	-
210051907	Loan is to go in a securitization and reflects only one valuation product when two are required.		Appraised value is over $2M, which requires a second full appraisal.
210051893	Assets Error: Statement end date is blank.	-	Evidence of funds not provided.
210051892	FNMA 1009 - Application is incomplete.		Final 1009 application missing Declarations on page 3 for co-borrower.
210051897	Income Docs Missing:	-	There is a 4506-T signed in file but the dates were not completed.
210051890	Income Docs Missing:	-	A 4506 was provided but was missing the tax years
210051895	Fully Funded Life Expectancy Set-aside is required for borrowers where the Residual income requirement was not met.		Credit supplement has a new Lease payment of [Redacted]/month lender did not used in residual income calculation. I input lease payment on credit screen which is causing a residual income shortfall of [Redacted]
210051893	Income Docs Missing:	- ___
210051885	Valuation Exception:		Square footage on primary appraisal ([Redacted] square feet) was lower than the square footage used on the secondary appraisal [Redacted] square feet). The maintenance expense on the Financial Analysis was based on the secondary appraisal square footage. No explanation in regards to difference in square footage.
210225161	Missing Document: Desk Review not provided		CDA not provided.
210225003	Missing Document: Appraisal not provided		The loan file had 2 CDA reports, with values of [Redacted] and[Redacted]. Each CDA report should have a corresponding appraisal to verify the value is supported. Additionally, if there is a lower appraisal at[Redacted], the lower of the 2 values would be used for LTV ratio calculation.
210051898	Reverse Loan is to go into a securitization and highest level secondary valuation supports the qualifying value. There is a lower level tertiary valuation in file which is invalid or does not support the qualifying value.
210225012	No evidence of fraud report in file
210225021	Aged document: Asset Account is more than 120 days prior to the note.
210225024	No evidence of fraud report in file
210225026	Missing Document: FNMA 1009 - Application - Initial not provided
210225075	OFAC was not provided and is required.	-
210225171	No evidence of fraud report in file
210225028	Appraisal is incomplete.		Appraisal interior/exterior photographs not provided.
210225028	Income Docs Missing:	- ___ ___	Form 4506-T signed and dated; however, requested tax years not provided.
210225076	Hazard Insurance Policy expires within 60 days of the Note Date.
210224985	Public Records/Collections/Charge Off does not meet guidelines.		According to guidelines, the collection does not need to be paid off if a payment plan is established or 5% is used. The Financial Analysis reflects the payment listed on the credit report however the borrower has not been making these payments. A credit statement was provided that reflected no payments had been in previous month and the minimum payment due was $3572.00. Neither requirement met to leave account open.
210224985	Credit Exception:		Cosign account requirements are that the other party has been making regular on-time payments during the previous 12 months and does not have a history of delinquent payments. Proof of 12 months payments by son not found in the file and the credit report indicates 2 30 day lates and 2 60 day lates in the last 6 months. This account would not be eligible to eliminated from the borrower's debt.
210224985	Credit Report Error: Missing source document for credit/housing history.		Need 12 month payment history for private mortgage.
210224985	Missing Document: Financial Assessment / Financial Analysis Worksheet not provided		Financial Assessment provided appears to contain errors. Audit calculated [Redacted] in self employment income, FA listed[Redacted] Audit verified[Redacted] in HOA fees, FA list 2 entries of [Redacted] each. Audit did not count [Redacted] debt for Citizens as it was paid off at closing FA listed the payment. Audit used 5% payment for [Redacted] if this is the resolution being made, FA should be updated.
210225075	No evidence of fraud report in file
210224985	Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.		Transcripts provided.
210225004	Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.
210051892	Credit Exception:		Missing 2018 1040 person tax returns signed and dated. 2017 1040 personal returns in file are not signed and dated. Missing 2019 YTD P&L signed and dated for S-Corp business. 1120S tax returns for 2018 and 2017 in file are not signed and dated.
210051892	Income Docs Missing:	- ___ ___	Exception due to year of request not provided.
210224985	The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.		Celestino appraisal does not list property as a HOA and does not list the HOA fees. The other appraisal lists HOA fees as $350.00 however the documents obtained from the HOA reflect $300.00.
210224985	Credit Exception:		Letter of explanation for collection and late tax payment and late trade account and lease account payments reflected on credit report not received, explanation for extenuating circumstances not provided. Credit and property charge payment history not met, LESA required.	Property Charge Payment History
210051906	No evidence of fraud report in file
210051906	Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present.
210224986	Missing Document: Desk Review not provided
210224986	Missing Document: Desk-Top Review not provided

AMC Loan ID	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date
210051888			Reviewer Comment (2020-04-07): Received	04/07/2020
210051893			Reviewer Comment (2020-04-10): 2 year history provided	04/10/2020
210051898			Reviewer Comment (2020-04-10): Field Review provided Buyer Comment (2020-04-09): Field review attached	04/10/2020
210051892			Reviewer Comment (2020-04-10): Lien payoff provided that matches amount on HUD.	04/10/2020
210051898			Reviewer Comment (2020-04-10): One month okay	04/10/2020
210051907			Reviewer Comment (2020-04-10): Provided	04/10/2020
210051893			Reviewer Comment (2020-04-10): Provided	04/10/2020
210051892			Reviewer Comment (2020-04-10): Provided	04/10/2020
210051897			Reviewer Comment (2020-04-10): Provided	04/10/2020
210051890	Reviewer Comment (2020-04-13): Provided 2019

Reviewer Comment (2020-04-07): Received for co-borrower but borrower provided 2019 tax documents and need a 4506 that contains the year 2019, the document covered 2018 & 2017.
04/13/2020
210051895	Reviewer Comment (2020-04-13): Supplement provided showing account paid and closed prior to closing date.

Buyer Comment (2020-04-10): From the UW: It was refinanced out of her name by her son, see attached
04/13/2020
210051893	Reviewer Comment (2020-04-22): Cleared

Reviewer Comment (2020-04-10): Received SS award letters, which were in the original documents.  We need evidence of the pension income in the amount of $737.38 per month for the borrower.
04/22/2020
210051885	Reviewer Comment (2020-04-23): Cleared

Buyer Comment (2020-04-22): From Underwriting Manager: The difference in GLA is[Redacted] which has no impact on value. One appraiser appears to have used the assessor's sq. ft. which is not always accurate. Sq. ft. discrepancies of less than 50 sq. ft. are generally not addressed because there would be no impact on overall value.
04/23/2020
210225161			Reviewer Comment (2020-04-27): Cleared	04/27/2020
210225003	Reviewer Comment (2020-04-27): Cleared

Buyer Comment (2020-04-24): From the Underwriter: The original CDA dated 2/14 did not support value and so we had to go back to the appraiser for an additional comp.
Then per Clear Capital: It does appear that a new comp was added and per our review team and thus a new report would be warranted for this scope of work on the CDA product.
So we then had to get a 2nd CDA(dated 2/20) and value[Redacted]was then supported.
04/27/2020
210051898			Reviewer Comment (2020-04-28): Cleared Buyer Comment (2020-04-28): Field review used to confirm value uploaded as trailing document	04/28/2020
210225012			Reviewer Comment (2020-04-29): Cleared	04/29/2020
210225021			Reviewer Comment (2020-04-29): Cleared	04/29/2020
210225024			Reviewer Comment (2020-04-29): Cleared	04/29/2020
210225026			Reviewer Comment (2020-04-30): Cleared	04/30/2020
210225075			Reviewer Comment (2020-04-30): Cleared	04/30/2020
210225171			Reviewer Comment (2020-04-30): Cleared	04/30/2020
210225028			Reviewer Comment (2020-05-01): Cleared	05/01/2020
210225028			Reviewer Comment (2020-05-01): Cleared	05/01/2020
210225076			Reviewer Comment (2020-05-07): Cleared	05/07/2020
210224985	Reviewer Comment (2020-05-07): Cleared

Buyer Comment (2020-05-07): From the Underwriter:  5% of the outstanding balance on the credit report was used in the monthly payment.  Borrower qualifies with the payment. See FAWS
05/07/2020
210224985			Reviewer Comment (2020-05-07): Cleared Buyer Comment (2020-05-07): From the Underwriter: .- The Mercedes Debt was already included in the borrowers expenses.	05/07/2020
210224985			Reviewer Comment (2020-05-07): Cleared Buyer Comment (2020-05-07): From the Underwriter: The mortgage originated in 2/2019. It hasn’t been opened for 12 months. VOM is in the file	05/07/2020
210224985	Reviewer Comment (2020-05-07): Cleared

Buyer Comment (2020-05-07): Underwriter has added notes to the FAWS, updated the income with an even more conservative number, used 5% of the AMEX collection amt (even though we documented a lower payment), HOA dues were included only one time. Borrower still qualifies. See FAWS
05/07/2020
210225075	Reviewer Comment (2020-05-08): Cleared

Buyer Comment (2020-05-07): My apologies, please see page 6 of the attachment for liens and judgment search/fraud

Reviewer Comment (2020-05-07): Fraud report still missing

Reviewer Comment (2020-05-04): Still missing fraud report
05/08/2020
210224985			Reviewer Comment (2020-05-11): Cleared	05/11/2020
210225004			Reviewer Comment (2020-05-11): Cleared	05/11/2020
210051892	Reviewer Comment (2020-05-11): Cleared

Buyer Comment (2020-05-08): Attached is the corrected FAWS showing the residual acceptable as no. The income for this loan is coming from only the proceeds made available to the borrower through the loan. There was no need to add additional income since a LESA was being assessed. The residual requirement does not need to be met when a LESA is in place due to the borrower not paying their own property charges. The LESA assessed makes this loan a much less risk with the assurance the property charges will be paid. There is actually additional, adequate income from the borrower’s S-Corp but was not used due to the fact the returns were not signed and it was not needed due to the LESA being assessed. The property itself is in a desirable area, close to the ocean. The value and marketability is well supported and documented by very close-by and recent comps as well as the CDA which supports the appraisal report.

Reviewer Comment (2020-04-29): FA provided does not list the comp factors and does not mark no for failing residual.  If it is already a failed LESA, should mark it no.  I do not see any allowances of removing the property charges for calculating residual income under any circumstances.

Buyer Comment (2020-04-28): The self-employed income used to qualify the borrower was actually incorrect. The U/W who reviewed this file is no longer with FAR and the income that was slated to be used was from the HS proceeds alone. The proceeds from the loan were [Redacted] and dissipating that by 240 months life expectancy gives us [Redacted] per month in income. The total months expenses, without the property charges calculated in because this loan was assessed a full LESA, is [Redacted]. With the LESA assessed, we do not need to meet the RI requirement of 998. Please see the corrected FAWS.
05/11/2020
210051892	Reviewer Comment (2020-05-11): Cleared

Buyer Comment (2020-05-08): See comment for Income explanation :)

Reviewer Comment (2020-04-29): Need 2018 1040 and P and L.

Reviewer Comment (2020-04-10): Received 4506-T.  Still need 2 years' 1040s and P&L statement.
05/11/2020
210224985	Reviewer Comment (2020-05-11): Cleared

Buyer Comment (2020-05-11): Appraisal reports (corrected) uploaded as trailing document, both reports are reflecting the subject as a PUD with $300 dues per month.
05/11/2020
210224985	Borrower has clean mortgage history.	Originator,AMC	Reviewer Comment (2020-05-11): comp factors used to waive exception.

Buyer Comment (2020-05-11): Compensation Factors: The LESA was waived based on the following:
1- The borrowers entire mortgage history is clean with no late pays.
2- 3 out of 5 derogatory accounts are not considered unsatisfactory by HUD/HS definition and are paid current. The 2 remaining accounts are satisfactorily addressed. The [Redacted] is currently being paid by the borrower as per documentation received and the Mercedes Benz lease is showing the son as first borrower per the borrower’s LOE and were all brought current. This shows the borrower is concerned about her debts.
3- The HS loan will be paying off a mortgage which will free up an additional[Redacted] per month to ease the borrowers responsibilities.
4- The proceeds from the HS loan were in excess of [Redacted] making available an additional[Redacted]per month.
5- Both appraisals were within [Redacted]of each other on a [Redacted] home value and the CDA verifies the appraisal acceptability to well support the value and marketability of the subject property.

Reviewer Comment (2020-05-11): Awaiting comp factors.

Buyer Comment (2020-05-08): From the UW Manager: The attached 2 LOEs and documentation to support the LOEs, addresses the collection with[Redacted] the current lease account with[Redacted] and the trade account I am assuming you mean with [Redacted]. The [Redacted] card is technically not considered unsatisfactory credit since it is a revolving charge and is over 1 year. The [Redacted] account is also not considered unsatisfactory credit. The previous lease with [Redacted] is well over 24 months and is not a collection or charge-off so no explanation actually needed. Also attached is a statement from the title company regarding the property tax payments. The borrower has paid her taxes within 45 days of the due date on 2 occasions and on time in the other payments and the title company does state that NY does not consider taxes delinquent until after a quarter passes without payment. And finally, attached is a copy of the exception for waiving a LESA on this file from Sr. Management which explains the reasoning for the LESA waiver. Management did not require an LOE from the borrower regarding the tax payment dates since it was determined not to be a serious late and not a reason for assessing a LESA.

Reviewer Comment (2020-05-07): as this is an exception comp factors will be needed to waive it down to a B.

Buyer Comment (2020-05-07): From the Underwriter: There was an exception given by Management to allow no LESA. Additional details and LOE attached.

210051906				04/13/2020
210051906
210224986				05/11/2020
210224986				04/28/2020

AMC Loan ID	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation
210051888			1	A		NY	Primary	Refinance
210051893			1	A		NY	Primary	Refinance
210051898			1	A		FL	Primary	Refinance
210051892			1	A		HI	Primary	Refinance
210051898			1	A		FL	Primary	Refinance
210051907			1	A		NY	Primary	Refinance
210051893			1	A		NY	Primary	Refinance
210051892			1	A		HI	Primary	Refinance
210051897			1	A		CA	Primary	Refinance
210051890			1	A		CA	Primary	Refinance
210051895			1	A		CA	Primary	Refinance
210051893			1	A		NY	Primary	Refinance
210051885			1	A		NY	Primary	Refinance
210225161			1	A		CA	Primary	Refinance
210225003			1	A		CA	Primary	Refinance
210051898			1	A		FL	Primary	Refinance
210225012			1	A		CA	Primary	Refinance
210225021			1	A		CA	Primary	Refinance
210225024			1	A		FL	Primary	Refinance
210225026			1	A		CA	Primary	Refinance
210225075			1	A		WA	Primary	Refinance
210225171			1	A		CA	Primary	Refinance
210225028			1	A		CA	Primary	Refinance
210225028			1	A		CA	Primary	Refinance
210225076			1	A		CA	Primary	Refinance
210224985			1	A		NY	Primary	Refinance
210224985			1	A		NY	Primary	Refinance
210224985			1	A		NY	Primary	Refinance
210224985			1	A		NY	Primary	Refinance
210225075			1	A		WA	Primary	Refinance
210224985			1	A		NY	Primary	Refinance
210225004			1	A		CA	Primary	Refinance
210051892			1	A		HI	Primary	Refinance
210051892			1	A		HI	Primary	Refinance
210224985			1	A		NY	Primary	Refinance
210224985		05/11/2020	2	B		NY	Primary	Refinance
210051906			1	A		CA	Primary	Refinance
210051906			2	B		CA	Primary	Refinance
210224986			1	A		HI	Primary	Refinance
210224986			1	A		HI	Primary	Refinance

AMC Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
210051888	C	A	C	A			A	A			No
210051893	C	A	C	A			A	A			No
210051898	C	A	C	A			C	A			No
210051892	C	A	C	A			A	A			No
210051898	C	A	C	A			C	A			No
210051907	C	A	A	A			C	A			No
210051893	C	A	C	A			A	A			No
210051892	C	A	C	A			A	A			No
210051897	C	A	C	A			A	A			No
210051890	C	A	C	A			A	A			No
210051895	C	A	C	A			A	A			No
210051893	C	A	C	A			A	A			No
210051885	C	A	A	A			C	A			No
210225161	C	A	C	A			A	A			No
210225003	D	A	D	A			A	A			No
210051898	C	A	C	A			C	A			No
210225012	C	A	C	A			A	A			No
210225021	C	A	C	A			A	A			No
210225024	C	A	C	A			A	A			No
210225026	C	A	C	A			A	A			No
210225075	C	A	C	A			A	A			No
210225171	C	A	C	A			A	A			No
210225028	C	A	C	A			A	A			No
210225028	C	A	C	A			A	A			No
210225076	C	A	C	A			A	A			No
210224985	C	B	C	B			C	A			No
210224985	C	B	C	B			C	A			No
210224985	C	B	C	B			C	A			No
210224985	C	B	C	B			C	A			No
210225075	C	A	C	A			A	A			No
210224985	C	B	C	B			C	A			Yes
210225004	B	A	B	A			A	A			Yes
210051892	C	A	C	A			A	A			No
210051892	C	A	C	A			A	A			No
210224985	C	B	C	B			C	A			No
210224985	C	B	C	B			C	A			No
210051906	C	B	C	B			A	A			No
210051906	C	B	C	B			A	A			Yes
210224986	C	A	C	A			A	A			No
210224986	C	A	C	A			A	A			No